Gabelli Pet Parents’TM Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.9%
	Consumer Products — 3.1%
1,300	Oil-Dri Corp. of America	$44,304
1,000	Spectrum Brands Holdings Inc.	78,980

		123,284

	Consumer Services — 2.9%
35	Amazon.com Inc.†	113,993

	Diagnostics — 4.7%
225	Heska Corp.†	32,771
300	IDEXX Laboratories Inc.†	149,961

		182,732

	Pet Food and Nutrition — 4.4%
250	Colgate-Palmolive Co.	21,377
500	Freshpet Inc.†	70,995
200	General Mills Inc.	11,760
600	Nestlé SA	70,661

		174,793

	Pet Healthcare — 16.7%
7,000	Covetrus Inc.†	201,180
2,250	CVS Group plc†	46,215
9,000	Elanco Animal Health Inc.†	276,030
2,000	Patterson Cos. Inc.	59,260
250	Virbac SA†	72,688

		655,373

	Pet Products — 12.8%
2,000	Central Garden & Pet Co.†	77,220
2,900	Chewy Inc., Cl. A†	260,681
250	Church & Dwight Co. Inc.	21,807
100	The Clorox Co.	20,192
600	Zooplus AG†	124,462

		504,362

	Pet Services — 18.8%
9,000	PetIQ Inc.†	346,050
30,000	Pets at Home Group plc	170,746

Shares		Market Value
300	Tractor Supply Co.	$42,174
1,500	Trupanion Inc.†	179,565

		738,535

	Pharmaceuticals — 20.2%
22,500	Animalcare Group plc	61,538
1,500	Dechra Pharmaceuticals plc	70,768
5,000	Eco Animal Health Group plc†	16,923
65,000	Kindred Biosciences Inc.†	280,150
8,500	Phibro Animal Health Corp., Cl. A	165,070
1,200	Zoetis Inc.	198,600

		793,049

	Retail — 1.3%
750	CVS Health Corp.	51,225

	TOTAL COMMON STOCKS	3,337,346

	RIGHTS — 0.0%
	Pet Healthcare — 0.0%
10,000	Elanco Animal Health Inc., CVR†	100

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 15.1%
$ 595,000	U.S. Treasury Bills, 0.077% to 0.085%††, 02/04/21 to 03/25/21	594,952

	TOTAL INVESTMENTS — 100.0%
	(Cost $2,808,961)	$3,932,398

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CVR Contingent Value Right

1